Supplemental Balance Sheet Information (Property, Plant And Equipment, Net) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Balance Sheet Related Disclosures [Abstract]
Land	$ 46.2	$ 44.8
Buildings	225.2	218.5
Leasehold improvements	3,957.6	3,617.7
Store equipment	1,251.0	1,101.8
Roasting equipment	322.8	295.1
Furniture, fixtures and other	836.2	757.8
Work in progress	264.1	127.4
Property, plant and equipment, gross	6,903.1	6,163.1
Less accumulated depreciation	(4,244.2)	(3,808.1)
Property, plant and equipment, net	$ 2,658.9	$ 2,355.0